General information	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information
General information
Background
On June 28, 2012, Seadrill Limited ("Seadrill") formed Seadrill Partners LLC (the "Company") under the laws of the Republic of the Marshall Islands.
On October 24, 2012, the Company completed its initial public offerings ("IPO") and listed its common units on the New York Stock Exchange under the symbol “SDLP”. In connection with the IPO the Company acquired (i) a 30% limited partner interest in Seadrill Operating LP, as well as the non-economic general partner interest in Seadrill Operating LP through the Company's 100% ownership of its general partner, Seadrill Operating GP LLC, and (ii) a 51% limited liability company interest in Seadrill Capricorn Holdings LLC. Seadrill Operating LP owned: (i) a 100% interest in the entities that own the West Aquarius and the West Vencedor and (ii) an approximate 56% interest in the entity that owns and operates the West Capella. Seadrill Capricorn Holdings LLC owned 100% of the entities that own and operate the West Capricorn. In addition, in connection with the IPO the Company issued to Seadrill Member LLC, a wholly owned subsidiary of Seadrill, the Seadrill Member interest, which is a non-economic limited liability company interest in the Company, and all of the Company's incentive distribution rights, which entitle the Seadrill Member to increasing percentages of the cash the Company can distribute in excess of $0.4456 per unit, per quarter.
Subsequent to the IPO (i) the Company’s wholly-owned subsidiary Seadrill Partners Operating LLC acquired from Seadrill two entities that own the T-15 and T-16, (ii) Seadrill Capricorn Holdings LLC acquired from Seadrill two entities that own the West Auriga and West Vela, (iii) Seadrill Operating LP acquired from Seadrill the entity that owns the West Polaris, and (iv) the Company acquired from Seadrill an additional 28% limited partner interest in Seadrill Operating LP.
Seadrill Operating LP, Seadrill Capricorn Holdings LLC and Seadrill Partners Operating LLC are collectively referred to as "OPCO".
Seadrill owns the remaining interests in OPCO. As of December 31, 2016 and 2015, Seadrill owned 34.9% of the Company's common units and all of its subordinated units (which together represent 46.6% of the outstanding limited liability company interests) as well as Seadrill Member LLC, which owns a non-economic interest in the Company and all of its incentive distribution rights.
As of January 2, 2014, the date of the Company's first annual general meeting, Seadrill ceased to control the Company as defined under GAAP and, therefore, Seadrill Partners and Seadrill are no longer deemed to be entities under common control.
On March 21, 2014, Seadrill Capricorn Holdings LLC completed the acquisition of the companies that own and operate the drillship, the West Auriga which has been accounted for as a business combination. In order to finance the acquisition, the Company issued 11,960,000 common units to the public and 1,633,987 common units to Seadrill. Refer to Note 3 "Business acquisitions" for more information.
On June 24, 2014 the Company issued 6,100,000 common units to the public and 3,183,700 common units to Seadrill.
On July 21, 2014, the Company purchased an additional 28% limited partner interest in Seadrill Operating LP, from Seadrill for $372.8 million. As a result of the acquisition, the Company’s limited partner interest in Seadrill Operating LP increased from 30% to 58%.
On September 23, 2014, the Company issued 8,000,000 common units to the public at a price of $30.68 per unit.
On November 4, 2014, Seadrill Capricorn Holdings LLC completed the acquisition of the companies that own and operate the drillship West Vela from Seadrill which has been accounted for as a business combination. Refer to Note 3 "Business acquisitions" for more information.
On June 19, 2015, Seadrill Operating LP completed the acquisition of Seadrill Polaris Ltd ("Seadrill Polaris"), the entity that owns and operates the drillship the West Polaris from Seadrill. The purchase was accounted for as a business combination. Refer to Note 3 "Business acquisitions" for more information.
Basis of presentation
The financial statements are presented in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The amounts are presented in United States dollar (US dollar) rounded to the nearest hundred thousand, unless otherwise stated.
The Company’s consolidated financial statements have been prepared on a going concern basis and contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. However, the Company’s going concern assumption is based on management’s ability to insulate the Company from events of default that may occur on account of Seadrill's comprehensive restructuring efforts and to address near-term refinancing requirements.
Our short-term liquidity requirements relate to servicing our debt amortizations, interest payments, funding working capital requirements, and making distributions. We believe our current resources, including available cash and cash generated from operations, provided by our current contract backlog, are sufficient to meet our working capital requirements and other obligations as they fall due for at least the next twelve months after the date the financial statements are issued in circumstances other than cross acceleration as described below.
There are cross default clauses with Seadrill in three Seadrill Partners facilities. An event of a default by Seadrill under its financing agreements could cause amounts outstanding under our loan agreements to be accelerated and become due and payable.
In order to address this risk, Seadrill Partners has proposed the following to the lenders under those three credit facilities:

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Removal of Seadrill as a guarantor under each of the three facilities and separation of the facilities such that each facility is secured only by Seadrill Partners' assets without recourse to Seadrill or its assets; and

•	Extending the maturity of each of the three facilities by 2.5 years.
We are targeting execution of these amendments on a consensual basis prior to the main Seadrill comprehensive restructuring agreement. In the event a consensual agreement cannot be reached, we are preparing various contingency plans that may be needed to preserve value and continue operations including seeking waivers of cross default with Seadrill and potential schemes of arrangement and chapter 11 proceedings.
Although lender discussions are well advanced and significant progress has been made, until such time as an agreement is reached, uncertainty remains and therefore substantial doubt exists over the Company’s ability to continue as a going concern for twelve months after the date the financial statements are issued.
The Company's business operations remain unaffected by the broader Seadrill restructuring and the Company expects to continue to meet its ongoing customer and business counterparty obligations as they become due.
For further information, please read Note 11 "Debt".
The accounting policies set out below have been applied consistently to all periods in these consolidated financial statements, unless otherwise noted.
Out of Period Adjustments
The financial statements for the year ended December 31, 2016 include a pre-tax gain of $24.1 million for out-of-period adjustments relating to 2014 and 2015. These adjustments relate to the valuation of the Company's interest rate swap portfolio. Refer to Note 14 "Risk management and financial instruments" for further information.
Management has evaluated the impact of these out-of-period adjustments in 2016 and concluded that they were material to the financial statements for the year ended December 31, 2016 or to any previously reported quarterly or annual financial statements.
Basis of consolidation
Investments in companies in which the Company directly or indirectly holds more than 50% of the voting control are consolidated in the financial statements. The Company owns a 58% limited partner interest in Seadrill Operating LP, as well as the non-economic general partner interest in Seadrill Operating LP, through the Company's 100% ownership of its general partner Seadrill Operating GP LLC. Ownership of the general partner is deemed to provide the Company with a controlling financial interest and, as such, the Company consolidates Seadrill Operating LP in its financial statements. The Company also owns a 51% limited partner interest in Seadrill Capricorn Holdings LLC.
All inter-company balances and transactions are eliminated. The Company allocated the initial company capital of unitholders on the basis of how distributions would be made in a liquidation situation.
Business combinations
The Company applies the acquisition method of accounting for business combinations. The acquisition method requires the total of the purchase price of acquired businesses and any non-controlling interest recognized to be allocated to the identifiable tangible and intangible assets and liabilities acquired at fair value, with any residual amount being recorded as goodwill as of the acquisition date. Costs associated with the acquisition are expensed as incurred. See Note 3 "Business acquisitions" for further discussion on business acquisitions.